REVERSE TAKEOVER TRANSACTION	13 Months Ended
Dec. 31, 2021
REVENUE AND SEGMENTED INFORMATION
Reverse Takeover Transaction

25. REVERSE TAKEOVER TRANSACTION

On October 2, 2020 the Company completed a reverse takeover transaction (“RTO Transaction”). The RTO Transaction was structured as a three-cornered amalgamation, pursuant to which 2631443 Ontario Inc. (“Subco”), a wholly-owned subsidiary of the Company, and GameSquare Inc. amalgamated (the “Amalgamation”) to form a newly amalgamated company (“GameSquare (Ontario)”). Prior to the completion of the Amalgamation, the existing common shares in the capital of the Company (the “GameSquare Shares”) were consolidated on a 5.8 to 1 basis resulting in 9,996,011 GameSquare Shares outstanding post consolidation. Pursuant to the Amalgamation, former holders of common shares of GameSquare Inc. (the “Target Shares”) received one post-consolidation share of the Company for each Target Share held and GameSquare (Ontario) became a wholly-owned subsidiary of the Company.

Immediately following the completion of the Amalgamation, the Company was the parent and the sole shareholder of GameSquare (Ontario). On December 1, 2020, the Company completed the amalgamation of GameSquare (Ontario) and GameSquare. The amalgamated company will carry on the business of GameSquare Inc. under the name “Gamesquare Esports Inc.”

The Common Shares were delisted from the TSX Venture Exchange (“TSX-V”) effective September 30, 2020 and commenced trading on the Canadian Securities Exchange (“CSE”) on Tuesday, October 13, 2020 under the symbol "GSQ".

Pursuant to the RTO Transaction, the fiscal year-end of the Company was changed to November 30, 2020, being the fiscal year end of Gamesquare Inc.

The transaction is assumed to constitute an asset acquisition as GameSquare (formerly Magnolia Columbia Ltd.) did not meet the definition of a business. The assets acquired and liabilities assumed were recorded at their estimated fair values, which are based on management’s estimates.

Purchase price consideration paid:

Purchase Price Consideration Paid
Estimated fair value of shares issued (i)	$1,865,356
Estimated fair value of options issued (ii)	16,030
$1,881,386

Net assets acquired (GameSquare at October 2, 2020):

Cash	$226,213
Trade Receivables	37,492
Amounts receivable	181,606
Prepaids	77,320
Reclamation deposits	336,710
Other investments	62,635
Accounts payable and accruals	(342,520)
Loan	(40,000)
Reclamation provision	(317,625)
Common shares to be issued	(157,985)

63,846

Excess of purchase price over fair value	1,817,540
of assets acquired (expensed)
$1,881,386

(i)

The estimated fair value of the shares issued was based on the financing price as completed by GameSquare on October 2, 2020 at $0.25 per unit (allocated 18.7 cents to the common shares and 6.3 cents to the warrants) and considering the exchange ratio of 5.8 to 1.

(ii)

The estimated fair value of 223,275 options issued with a weighted average exercise price of $0.60 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: risk free rate of 0.25%, expected volatility of 100%, based on historical volatility of comparable companies, and an estimated life of 3.07 years and an expected dividend yield of 0%.